State Street Bank and Trust Company

100 Summer Street, Floor 7

SUM0703

Boston, MA 02110

December 21, 2018

VIA ELECTRONIC TRANSMISSION

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Glenmede Fund, Inc. (the “Registrant”)

Registration Nos. 33-22884/811-05577

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, on behalf of the Registrant, please accept this letter as certification that the Registrant’s Alternative Risk Premia Portfolio Prospectus and Statement of Additional Information, each dated December 19, 2018, do not differ from those contained in Post-Effective Amendment No. 103, filed electronically on December 19, 2018, to the Registrant’s Registration Statement on Form N-1A.

Please do not hesitate to contact the undersigned at (617) 662-1741 if you have any questions regarding this filing.

Sincerely,

/s/ Bernard Brick
Bernard Brick